Summary of significant accounting policies - Segment Reporting and Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Office and telecommunication equipment | Minimum
Property and equipment
Expected useful life	3 years
Office and telecommunication equipment | Maximum
Property and equipment
Expected useful life	5 years
Leasehold improvements
Property and equipment
Expected useful life	5 years